                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07186
                                                      ---------

                          Kentucky Municipals Portfolio
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                 -------------
                             Date of Fiscal Year End

                                 August 31, 2004
                                 ---------------

                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

KENTUCKY MUNICIPALS PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.9%

   $    3,500      Puerto Rico Electric Power Authority, 0.00%, 7/1/17                               $     2,081,695
        1,000      Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                    1,022,390
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,104,085
--------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 5.3%

   $    1,000      Elsmmere, (Courtaulds Pkg, Inc.), Prerefunded to 4/1/05,
                   6.75%, 4/1/10                                                                     $     1,049,610
        1,200      Florence, Housing Facilities, (Blue Grass Housing),
                   Prerefunded to 7/1/07, 7.625%, 5/1/27                                                   1,390,416
          545      Russell, Health Systems, Prerefunded to 7/1/06,
                   8.10%, 7/1/15                                                                             617,207
          305      Russell, Health Systems, Prerefunded to 7/1/06,
                   8.10%, 7/1/15                                                                             339,184
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,396,417
--------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.5%

   $    1,465      Bowling Green, 5.30%, 6/1/19                                                      $     1,605,479
        1,000      Lexington-Fayette Urban County, (County Detention Center),
                   4.75%, 5/1/20                                                                           1,031,490
          250      Lexington-Fayette Urban County, (County Detention Center),
                   4.75%, 5/1/24                                                                             252,332
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,889,301
--------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 14.1%

   $    2,000      Ashland, Solid Waste Disposal, (Ashland Oil), (AMT),
                   7.125%, 2/1/22                                                                    $     2,063,140
        1,500      Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/25                                                                           1,504,755
        1,000      Jefferson County, Pollution Control, (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                                                                           1,028,630
          600      Kenton County Airport, (Delta Airlines), (AMT),
                   6.125%, 2/1/22                                                                            363,978
          250      Kenton County Airport, (Delta Airlines), (AMT),
                   7.50%, 2/1/12                                                                             174,820
        1,500      Perry County, Solid Waste Disposal, (TJI International),
                   (AMT), 6.80%, 5/1/26                                                                    1,559,610
          475      Powderly, (KMart Corp.), 6.90%, 3/1/07                                                    464,954
        1,820      Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT),
                   6.375%, 4/1/26                                                                          1,862,151
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     9,022,038
--------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.1%

   $    2,000      Lexington-Fayette Urban County, (University of Kentucky,
                   Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18                                 $     2,138,280
        1,000      University of Kentucky, University Consolidated Revenue,
                   (FGIC), 5.00%, 5/1/19                                                                   1,109,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,248,080
--------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.2%

   $    2,000      Louisville and Jefferson County, Metropolitan Sewer District
                   and Drainage System, (AMBAC), Prerefunded to 11/15/04,
                   6.75%, 5/15/25                                                                    $     2,062,340
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     2,062,340
--------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.8%

   $      350      Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                                   $       451,402
          200      Puerto Rico, (MBIA), Variable Rate, 7/1/20(1)(2)                                          302,078
        1,000      Warren County, (Judicial Office Building and Parks),
                   (AMBAC), 5.20%, 9/1/29                                                                  1,037,950
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,791,430
--------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.0%

   $      850      Jefferson County, Health Facilities Authority,
                   (University Medical Center), (MBIA), 5.25%, 7/1/22                                $       900,218
       11,775      Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
                   0.00%, 10/1/27                                                                          3,566,294
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     4,466,512
--------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.3%

   $    1,350      Hardin County, School District Finance Corp.,
                   School Building, (FSA), 4.75%, 7/1/21                                             $     1,395,684
        1,000      Kentucky Property and Buildings Commission, (FSA),
                   5.00%, 8/1/21                                                                           1,044,200
        1,000      Letcher County, School District Finance Corp., School Building,
                   (FSA), 5.00%, 6/1/26                                                                    1,029,090
        1,000      Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32                                    1,017,990
        1,000      Puerto Rico Public Building Authority, (AMBAC),
                   5.50%, 7/1/21                                                                           1,165,630
        1,000      Puerto Rico Public Building Authority, (XLCA),
                   5.50%, 7/1/21                                                                           1,159,000
          300      Puerto Rico Public Finance Corp., (AMBAC),
                   Variable Rate, 6/1/24(1)(2)                                                               384,828
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     7,196,422
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 2.0%

   $      250      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                                       $       260,993
        1,000      Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   5.00%, 7/1/28                                                                           1,021,990
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     1,282,983
--------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 18.3%

   $    3,000      Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15(4)                            $     3,307,410
        1,195      Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15                                     1,348,235
        1,000      Kentucky EDA, (State Turnpike Revitalization), (FGIC),
                   0.00%, 1/1/10                                                                             841,150
        1,000      Louisville and Jefferson County, Regional Airport Authority,
                   (MBIA), (AMT), 5.00%, 7/1/18                                                            1,030,610
          750      Louisville and Jefferson County, Regional Airport Authority,
                   (MBIA), (AMT), 5.00%, 7/1/25                                                              756,555
        5,000      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   0.00%, 7/1/18                                                                           2,832,700
        1,500      Puerto Rico Highway and Transportation Authority, (AMBAC),
                   5.00%, 7/1/28                                                                           1,535,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $    11,652,360
--------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.6%

   $    1,500      Boone-Florence Water Commission, Water Supply System,
                   (FGIC), 5.00%, 12/1/27                                                            $     1,538,775
        1,000      Campbell and Kenton County, District No. 1, (FSA),
                   5.00%, 8/1/31                                                                           1,018,610
        1,000      Louisville and Jefferson County, Metropolitan Sewer District
                   and Drainage System, (FGIC), 5.00%, 5/15/30                                             1,014,540
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,571,925
--------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 9.2%

   $    1,000      Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12                        $       733,670
        4,990      Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15                              3,107,523
        2,000      Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15                                  2,054,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     5,895,193
--------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 5.1%

   $    3,000      Kenton County, (Highland Terrace), (AMT), FHA,
                   6.95%, 12/1/26                                                                    $     3,226,320
--------------------------------------------------------------------------------------------------------------------
                                                                                                     $     3,226,320
--------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.4%
   (IDENTIFIED COST $57,200,522)                                                                     $    62,805,406
--------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.6%                                                               $     1,045,111
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    63,850,517
--------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 56.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 22.9% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $1,399,301 or 2.2% of the Portfolio's net assets.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

                                                ALABAMA PORTFOLIO ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO KENTUCKY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    55,808,214    $    40,841,005    $    49,287,477    $    57,200,522
   Unrealized appreciation                             3,258,007          2,233,413          4,030,134          5,604,884
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    59,066,221    $    43,074,418    $    53,317,611    $    62,805,406
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $       613,765    $        37,144    $       311,408    $       305,335
Receivable for investments sold                               --                 --                 --             85,000
Interest receivable                                      717,478            599,300            724,120            760,417
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    60,397,464    $    43,710,862    $    54,353,139    $    63,956,158
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                    $        88,406    $        89,817    $        76,255    $        92,719
Payable for open swap contracts                               --             55,822                 --                 --
Accrued expenses                                          11,896             11,097             12,186             12,922
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $       100,302    $       156,736    $        88,441    $       105,641
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    57,179,646    $    41,418,777    $    50,312,936    $    58,392,291
Net unrealized appreciation (computed on
  the basis of identified cost)                        3,117,516          2,135,349          3,951,762          5,458,226
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                               LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    25,373,561    $    70,268,945    $    51,607,707    $    74,514,548
   Unrealized appreciation                             1,637,308            325,440          4,864,659          5,363,348
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    27,010,869    $    70,594,385    $    56,472,366    $    79,877,896
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $         6,553    $        92,291    $       482,869    $       154,763
Receivable for investments sold                           14,552            255,000             40,000            120,000
Interest receivable                                      358,620            874,167            631,361            899,899
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    27,390,594    $    71,815,843    $    57,626,596    $    81,052,558
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on
  open financial futures contracts               $        28,750    $       127,937    $        69,062    $       171,196
Payable for open swap contracts                               --                 --                 --            167,467
Payable for when-issued securities                            --                 --                 --            518,965
Accrued expenses                                          11,373             13,115             11,907             12,430
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $        40,123    $       141,052    $        80,969    $       870,058
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    25,752,708    $    71,549,022    $    52,751,548    $    75,060,551
Net unrealized appreciation (computed on
  the basis of identified cost)                        1,597,763            125,769          4,794,079          5,121,949
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA        TENNESSEE
                                                 OREGON PORTFOLIO      PORTFOLIO          PORTFOLIO     VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                               $    76,268,687    $    49,551,839    $    46,178,573    $    97,252,907
   Unrealized appreciation                             3,300,327          2,666,597          3,732,793          8,937,816
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                            $    79,569,014    $    52,218,436    $    49,911,366    $   106,190,723
-------------------------------------------------------------------------------------------------------------------------
Cash                                             $            --    $       209,804    $       909,559    $        29,550
Receivable for investments sold                          790,272            383,876                 --            178,800
Interest receivable                                    1,036,677            853,406            589,207          1,403,442
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     $    81,395,963    $    53,665,522    $    51,410,132    $   107,802,515
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                    $       186,075    $        86,250    $        67,625    $       118,594
Demand note payable                                      600,000                 --                 --            500,000
Payable for open swap contracts                           27,911                 --                 --                 --
Due to bank                                               53,078                 --                 --                 --
Accrued expenses                                          12,121             12,514             11,492             14,430
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                $       879,185    $        98,764    $        79,117    $       633,024
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                          $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                                $    77,290,169    $    50,993,484    $    47,666,731    $    98,394,799
Net unrealized appreciation (computed on
  the basis of identified cost)                        3,226,609          2,573,274          3,664,284          8,774,692
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                            $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                ALABAMA PORTFOLIO ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     3,429,801    $     2,460,261    $     3,186,338    $     3,677,208
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     3,429,801    $     2,460,261    $     3,186,338    $     3,677,208
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $       201,589    $       112,673    $       165,936    $       216,845
Trustees' fees and expenses                                6,158              1,530              6,158              6,158
Legal and accounting services                             31,275             28,037             28,163             27,822
Custodian fee                                             41,367             30,143             35,949             42,405
Miscellaneous                                              7,442              7,592              7,181              6,897
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       287,831    $       179,975    $       243,387    $       300,127
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         2,408    $         2,205    $         2,464    $         3,325
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         2,408    $         2,205    $         2,464    $         3,325
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       285,423    $       177,770    $       240,923    $       296,802
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     3,144,378    $     2,282,491    $     2,945,415    $     3,380,406
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $     1,376,904    $       154,279    $        15,698    $       134,409
   Financial futures contracts                          (977,035)          (708,179)          (987,635)          (991,084)
   Interest rate swap contracts                               --           (274,450)                --                 --
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                         $       399,869    $      (828,350)   $      (971,937)   $      (856,675)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $       218,842    $     1,499,428    $     2,259,351    $     1,487,950
   Financial futures contracts                           (88,645)           (42,242)           (88,258)           (93,947)
   Interest rate swap contracts                               --             15,108                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $       130,197    $     1,472,294    $     2,171,093    $     1,394,003
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       530,066    $       643,944    $     1,199,156    $       537,328
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     3,674,444    $     2,926,435    $     4,144,571    $     3,917,734
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                               LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     1,604,056    $     4,195,033    $     3,294,962    $     4,628,795
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     1,604,056    $     4,195,033    $     3,294,962    $     4,628,795
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $        56,476    $       257,347    $       174,558    $       300,509
Trustees' fees and expenses                                1,530              6,158              6,158              6,158
Legal and accounting services                             25,797             28,766             31,094             28,766
Custodian fee                                             22,333             46,721             36,687             51,121
Miscellaneous                                              5,543              8,466              7,185             10,056
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       111,679    $       347,458    $       255,682    $       396,610
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         2,191    $         2,871    $         3,806    $         2,307
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         2,191    $         2,871    $         3,806    $         2,307
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       109,488    $       344,587    $       251,876    $       394,303
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     1,494,568    $     3,850,446    $     3,043,086    $     4,234,492
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $       271,892    $       666,368    $       214,696    $     1,966,569
   Financial futures contracts                          (500,732)        (1,474,209)          (887,068)        (1,634,730)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                         $      (228,840)   $      (807,841)   $      (672,372)   $       331,839
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $       909,724    $     1,148,201    $     1,997,752    $       586,827
   Financial futures contracts                           (50,053)          (120,172)           (88,808)          (102,591)
   Interest rate swap contracts                               --                 --                 --           (167,467)
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $       859,671    $     1,028,029    $     1,908,944    $       316,769
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       630,831    $       220,188    $     1,236,572    $       648,608
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,125,399    $     4,070,634    $     4,279,658    $     4,883,100
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA
                                                 OREGON PORTFOLIO     PORTFOLIO      TENNESSEE PORTFOLIO VIRGINIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                         $     4,953,259    $     3,181,695    $     2,662,324    $     6,204,941
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          $     4,953,259    $     3,181,695    $     2,662,324    $     6,204,941
-------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                           $       300,312    $       159,381    $       134,765    $       428,953
Trustees' fees and expenses                                6,159              6,158              1,530              7,994
Legal and accounting services                             30,147             26,573             26,112             31,065
Custodian fee                                             49,395             34,724             32,090             64,406
Miscellaneous                                              9,171              8,576              6,862             11,630
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   $       395,184    $       235,412    $       201,359    $       544,048
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                    $         4,615    $         4,017    $         4,507    $         4,358
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                         $         4,615    $         4,017    $         4,507    $         4,358
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                     $       390,569    $       231,395    $       196,852    $       539,690
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            $     4,562,690    $     2,950,300    $     2,465,472    $     5,665,251
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                                 $       605,840    $       390,190    $        99,747    $       294,262
   Financial futures contracts                        (1,518,037)          (732,669)          (853,846)        (2,009,582)
   Interest rate swap contracts                         (748,500)                --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                $    (1,660,697)   $      (342,479)   $      (754,099)   $    (1,715,320)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)           $     2,058,936    $     1,845,199    $     1,540,246    $     4,209,576
   Financial futures contracts                           (45,807)           (87,150)           (83,319)          (203,247)
   Interest rate swap contracts                          165,535                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                 $     2,178,664    $     1,758,049    $     1,456,927    $     4,006,329
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $       517,967    $     1,415,570    $       702,828    $     2,291,009
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $     5,080,657    $     4,365,870    $     3,168,300    $     7,956,260
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2004

                                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     3,144,378    $     2,282,491    $     2,945,415    $     3,380,406
   Net realized gain (loss) from investments,
     financial futures contracts and interest
     rate swap contracts transactions                    399,869           (828,350)          (971,937)          (856,675)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                                 130,197          1,472,294          2,171,093          1,394,003
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     3,674,444    $     2,926,435    $     4,144,571    $     3,917,734
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     4,455,097    $     3,374,987    $     4,819,980    $     6,779,936
   Withdrawals                                       (12,548,719)        (6,445,964)        (8,814,638)       (14,422,445)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (8,093,622)   $    (3,070,977)   $    (3,994,658)   $    (7,642,509)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (4,419,178)   $      (144,542)   $       149,913    $    (3,724,775)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    64,716,340    $    43,698,668    $    54,114,785    $    67,575,292
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    60,297,162    $    43,554,126    $    54,264,698    $    63,850,517
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                          NORTH CAROLINA
                                                LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     1,494,568    $     3,850,446    $     3,043,086    $     4,234,492
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                       (228,840)          (807,841)          (672,372)           331,839
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                                 859,671          1,028,029          1,908,944            316,769
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,125,399    $     4,070,634    $     4,279,658    $     4,883,100
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     2,117,790    $     5,514,247    $     6,164,365    $     6,843,532
   Withdrawals                                        (5,394,458)       (16,588,470)       (10,215,971)       (21,088,551)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (3,276,668)   $   (11,074,223)   $    (4,051,606)   $   (14,245,019)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (1,151,269)   $    (7,003,589)   $       228,052    $    (9,361,919)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    28,501,740    $    78,678,380    $    57,317,575    $    89,544,419
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    27,350,471    $    71,674,791    $    57,545,627    $    80,182,500
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA        TENNESSEE         VIRGINIA
                                                OREGON PORTFOLIO     PORTFOLIO           PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     4,562,690    $     2,950,300    $     2,465,472    $     5,665,251
   Net realized loss from investments,
     financial futures contracts and interest
     rate swap contracts transactions                 (1,660,697)          (342,479)          (754,099)        (1,715,320)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                               2,178,664          1,758,049          1,456,927          4,006,329
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     5,080,657    $     4,365,870    $     3,168,300    $     7,956,260
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     7,456,953    $     8,031,589    $     9,626,281    $    10,200,148
   Withdrawals                                       (14,736,542)       (10,044,447)        (9,924,146)       (24,464,529)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (7,279,589)   $    (2,012,858)   $      (297,865)   $   (14,264,381)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $    (2,198,932)   $     2,353,012    $     2,870,435    $    (6,308,121)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    82,715,710    $    51,213,746    $    48,460,580    $   113,477,612
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    80,516,778    $    53,566,758    $    51,331,015    $   107,169,491
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED AUGUST 31, 2003

                                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     3,313,142    $     2,300,813    $     3,017,352    $     3,496,419
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                        134,430            527,436           (333,635)        (2,678,901)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and
     interest rate swap contracts                     (1,468,945)        (1,636,116)          (612,968)         1,374,471
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     1,978,627    $     1,192,133    $     2,070,749    $     2,191,989
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     7,826,188    $     4,263,125    $     6,128,727    $     6,168,539
   Withdrawals                                        (9,563,241)        (5,016,611)       (10,414,983)       (10,294,305)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (1,737,053)   $      (753,486)   $    (4,286,256)   $    (4,125,766)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $       241,574    $       438,647    $    (2,215,507)   $    (1,933,777)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    64,474,766    $    43,260,021    $    56,330,292    $    69,509,069
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    64,716,340    $    43,698,668    $    54,114,785    $    67,575,292
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                                           NORTH CAROLINA
                                                LOUISIANA PORTFOLIO MARYLAND PORTFOLIO MISSOURI PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     1,570,788    $     4,158,293    $     3,185,742    $     4,690,094
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                        234,944            437,591            375,821           (833,851)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                        (896,513)        (2,115,611)        (1,480,015)        (1,726,154)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $       909,219    $     2,480,273    $     2,081,548    $     2,130,089
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     2,630,038    $     8,575,652    $     5,893,727    $     7,117,679
   Withdrawals                                        (4,426,484)       (17,793,080)        (9,406,029)       (15,522,233)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                   $    (1,796,446)   $    (9,217,428)   $    (3,512,302)   $    (8,404,554)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                       $      (887,227)   $    (6,737,155)   $    (1,430,754)   $    (6,274,465)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    29,388,967    $    85,415,535    $    58,748,329    $    95,818,884
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    28,501,740    $    78,678,380    $    57,317,575    $    89,544,419
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                    SOUTH CAROLINA
                                                OREGON PORTFOLIO       PORTFOLIO    TENNESSEE PORTFOLIO VIRGINIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                         $     4,649,972    $     2,630,849    $     2,480,931    $     6,057,000
   Net realized gain (loss) from investments
     and financial futures contracts
     transactions                                         53,387            444,288            132,379           (166,417)
   Net change in unrealized appreciation
     (depreciation) from investments,
     financial futures contracts and interest
     rate swap contracts                              (2,528,160)        (1,603,577)          (763,780)        (2,469,255)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $     2,175,199    $     1,471,560    $     1,849,530    $     3,421,328
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $     9,291,990    $    10,958,295    $     8,308,589    $     7,960,993
   Withdrawals                                       (12,365,559)        (7,921,651)        (9,554,586)       (17,554,176)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL TRANSACTIONS                           $    (3,073,569)   $     3,036,644    $    (1,245,997)   $    (9,593,183)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            $      (898,370)   $     4,508,204    $       603,533    $    (6,171,855)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                             $    83,614,080    $    46,705,542    $    47,857,047    $   119,649,467
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                   $    82,715,710    $    51,213,746    $    48,460,580    $   113,477,612
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
FINANCIAL STATEMENTS
SUPPLEMENTARY DATA

                                                                                   ALABAMA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.46%         0.45%         0.46%         0.49%
   Expenses after custodian fee reduction                        0.45%         0.44%         0.44%         0.44%         0.48%
   Net investment income                                         4.93%         5.08%         5.21%         5.31%         5.57%
Portfolio Turnover                                                 23%           10%           25%           14%            8%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.91%         3.09%         4.86%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   60,297    $   64,716    $   64,475    $   64,271    $   66,653
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   ARKANSAS PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.40%         0.41%         0.40%         0.39%         0.46%
   Expenses after custodian fee reduction                        0.40%         0.39%         0.39%         0.37%         0.45%
   Net investment income                                         5.17%         5.22%         5.38%         5.48%         5.65%
Portfolio Turnover                                                 15%           25%           23%            9%           14%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.83%         2.81%         5.83%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   43,554    $   43,699    $   43,260    $   42,662    $   42,233
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   GEORGIA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.44%         0.46%         0.46%         0.45%         0.49%
   Expenses after custodian fee reduction                        0.44%         0.44%         0.45%         0.42%         0.47%
   Net investment income                                         5.35%         5.38%         5.55%         5.47%         5.69%
Portfolio Turnover                                                  3%           16%           18%            8%           13%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.85%         3.82%         4.82%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   54,265    $   54,115    $   56,330    $   63,673    $   63,067
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   KENTUCKY PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.46%         0.45%         0.48%         0.52%
   Expenses after custodian fee reduction                        0.44%         0.44%         0.44%         0.44%         0.50%
   Net investment income                                         5.07%         5.05%         5.25%         5.17%         5.75%
Portfolio Turnover                                                  3%           10%            5%           15%           11%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.11%         3.22%         4.39%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   63,851    $   67,575    $   69,509    $   79,821    $   81,708
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   LOUISIANA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.40%         0.40%         0.40%         0.43%         0.39%
   Expenses after custodian fee reduction                        0.39%         0.38%         0.38%         0.40%         0.35%
   Net investment income                                         5.32%         5.33%         5.43%         5.28%         5.63%
Portfolio Turnover                                                  9%           21%           25%           14%           14%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.92%         3.16%         5.02%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   27,350    $   28,502    $   29,389    $   29,155    $   28,441
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MARYLAND PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.46%         0.47%         0.48%         0.47%         0.51%
   Expenses after custodian fee reduction                        0.46%         0.45%         0.46%         0.42%         0.49%
   Net investment income                                         5.13%         4.96%         5.12%         5.30%         5.18%
Portfolio Turnover                                                 12%           28%           25%           18%            9%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.47%         2.90%         5.17%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   71,675    $   78,678    $   85,416    $   82,797    $   81,676
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MISSOURI PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.45%         0.45%         0.44%         0.45%         0.49%
   Expenses after custodian fee reduction                        0.44%         0.43%         0.43%         0.43%         0.48%
   Net investment income                                         5.34%         5.39%         5.60%         5.65%         5.80%
Portfolio Turnover                                                 10%           20%            8%            8%            8%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.91%         3.65%         5.24%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   57,546    $   57,318    $   58,748    $   57,548    $   58,927
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                NORTH CAROLINA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.47%         0.48%         0.48%         0.49%         0.52%
   Expenses after custodian fee reduction                        0.46%         0.46%         0.48%         0.46%         0.49%
   Net investment income                                         4.98%         4.99%         5.28%         5.34%         5.66%
Portfolio Turnover                                                 19%           21%           21%           28%           17%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  5.83%         2.29%         4.43%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   80,183    $   89,544    $   95,819    $  101,025    $  110,493
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    OREGON PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.48%         0.49%         0.46%         0.48%         0.51%
   Expenses after custodian fee reduction                        0.47%         0.47%         0.45%         0.47%         0.50%
   Net investment income                                         5.51%         5.50%         5.46%         5.45%         5.63%
Portfolio Turnover                                                  6%           16%           21%           13%           25%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.40%         2.58%         5.28%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   80,517    $   82,716    $   83,614    $   83,951    $   83,712
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              SOUTH CAROLINA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.44%         0.43%         0.40%         0.39%         0.44%
   Expenses after custodian fee reduction                        0.43%         0.41%         0.38%         0.34%         0.42%
   Net investment income                                         5.53%         5.36%         5.49%         5.56%         5.77%
Portfolio Turnover                                                 59%           37%           15%           21%           12%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  8.72%         3.15%         5.07%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   53,567    $   51,214    $   46,706    $   39,821    $   35,070
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                  TENNESSEE PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.41%         0.42%         0.40%         0.41%         0.44%
   Expenses after custodian fee reduction                        0.40%         0.39%         0.38%         0.37%         0.42%
   Net investment income                                         5.01%         5.05%         5.27%         5.39%         5.61%
Portfolio Turnover                                                 20%           17%           19%           11%            9%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  6.54%         3.90%         5.38%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $   51,331    $   48,461    $   47,857    $   47,369    $   45,015
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   VIRGINIA PORTFOLIO
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------------------
                                                              2004          2003         2002(1)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.48%         0.50%         0.49%         0.49%         0.54%
   Expenses after custodian fee reduction                        0.48%         0.49%         0.49%         0.47%         0.53%
   Net investment income                                         5.04%         5.13%         5.31%         5.28%         5.61%
Portfolio Turnover                                                 14%           20%           33%           39%           23%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  7.30%         2.89%         4.25%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  107,169    $  113,478    $  119,649    $  122,103    $  115,776
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At August 31, 2004, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2004, the Portfolios paid advisory fees as follows:

   PORTFOLIO                                             AMOUNT      EFFECTIVE RATE*
   ---------------------------------------------------------------------------------
   Alabama                                               $  201,589            0.32%
   Arkansas                                                 112,673            0.26%
   Georgia                                                  165,936            0.30%
   Kentucky                                                 216,845            0.33%
   Louisiana                                                 56,476            0.20%
   Maryland                                                 257,347            0.34%
   Missouri                                                 174,558            0.31%
   North Carolina                                           300,509            0.35%
   Oregon                                                   300,312            0.36%
   South Carolina                                           159,381            0.30%
   Tennessee                                                134,765            0.27%
   Virginia                                                 428,953            0.38%

   * As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the year ended August 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                                             PURCHASES       SALES
   ------------------------------------------------------------------------------
   Arkansas                                              $  507,980   $ 1,327,058
   Georgia                                                  306,603            --
   Oregon                                                        --       753,753
   North Carolina                                           753,753            --
   Tennessee                                                     --       109,163

3  INVESTMENTS
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2004, were as follows:

   ALABAMA PORTFOLIO
   Purchases                                                           $  14,127,017
   Sales                                                                  20,901,962

   ARKANSAS PORTFOLIO
   Purchases                                                           $   6,533,475
   Sales                                                                   8,185,209

   GEORGIA PORTFOLIO
   Purchases                                                           $   1,547,766
   Sales                                                                   3,954,934

   KENTUCKY PORTFOLIO
   Purchases                                                           $   1,997,320
   Sales                                                                   7,797,750

   LOUISIANA PORTFOLIO
   Purchases                                                           $   2,469,834
   Sales                                                                   4,997,982

   MARYLAND PORTFOLIO
   Purchases                                                           $   9,126,288
   Sales                                                                  16,679,583

   MISSOURI PORTFOLIO
   Purchases                                                           $   5,383,645
   Sales                                                                   7,603,172

   NORTH CAROLINA PORTFOLIO
   Purchases                                                           $  16,309,778
   Sales                                                                  28,028,295

   OREGON PORTFOLIO
   Purchases                                                           $   4,836,508
   Sales                                                                   9,940,749

   SOUTH CAROLINA PORTFOLIO
   Purchases                                                           $  31,059,558
   Sales                                                                  32,933,990

   TENNESSEE PORTFOLIO
   Purchases                                                           $  11,946,430
   Sales                                                                   9,625,055

   VIRGINIA PORTFOLIO
   Purchases                                                           $  14,910,945
   Sales                                                                  24,731,606

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2004, as computed on a federal income tax basis, are as follows:

   ALABAMA PORTFOLIO
   AGGREGATE COST                                                      $  55,794,588
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   3,686,777
   Gross unrealized depreciation                                            (415,144)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,271,633
   ---------------------------------------------------------------------------------

   ARKANSAS PORTFOLIO
   AGGREGATE COST                                                      $  40,830,048
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   2,699,711
   Gross unrealized depreciation                                            (455,341)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   2,244,370
   ---------------------------------------------------------------------------------

   GEORGIA PORTFOLIO
   AGGREGATE COST                                                      $  49,219,575
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   5,450,142
   Gross unrealized depreciation                                          (1,352,106)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   4,098,036
   ---------------------------------------------------------------------------------

   KENTUCKY PORTFOLIO
   AGGREGATE COST                                                      $  57,283,738
   Gross unrealized appreciation                                       $   5,765,433
   Gross unrealized depreciation                                            (243,765)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   5,521,668
   ---------------------------------------------------------------------------------

   LOUISIANA PORTFOLIO
   AGGREGATE COST                                                      $  25,157,361
   Gross unrealized appreciation                                       $   2,007,560
   Gross unrealized depreciation                                            (154,052)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   1,853,508
   ---------------------------------------------------------------------------------

   MARYLAND PORTFOLIO
   AGGREGATE COST                                                      $  70,239,953
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   4,472,059
   Gross unrealized depreciation                                          (4,117,627)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $     354,432
   ---------------------------------------------------------------------------------

   MISSOURI PORTFOLIO
   AGGREGATE COST                                                      $  51,559,965
   Gross unrealized appreciation                                       $   5,110,332
   Gross unrealized depreciation                                            (197,931)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   4,912,401
   ---------------------------------------------------------------------------------

   NORTH CAROLINA PORTFOLIO
   AGGREGATE COST                                                      $  74,416,476
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   6,397,584
   Gross unrealized depreciation                                            (936,164)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   5,461,420
   ---------------------------------------------------------------------------------

   OREGON PORTFOLIO
   AGGREGATE COST                                                      $  76,184,991
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   4,740,432
   Gross unrealized depreciation                                          (1,356,409)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,384,023
   ---------------------------------------------------------------------------------

   SOUTH CAROLINA PORTFOLIO
   AGGREGATE COST                                                      $  49,549,030
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   2,874,132
   Gross unrealized depreciation                                            (204,726)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   2,669,406
   ---------------------------------------------------------------------------------

   TENNESSEE PORTFOLIO
   AGGREGATE COST                                                      $  46,171,352
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   3,800,330
   Gross unrealized depreciation                                             (60,316)
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   3,740,014
   ---------------------------------------------------------------------------------

   VIRGINIA PORTFOLIO
   AGGREGATE COST                                                      $  97,170,787
   ---------------------------------------------------------------------------------
   Gross unrealized appreciation                                       $   9,019,936
   Gross unrealized depreciation                                                  --
   ---------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                         $   9,019,936
   ---------------------------------------------------------------------------------

5  LINE OF CREDIT
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2004, the Oregon Portfolio and the Virginia Portfolio had balances outstanding pursuant to this line of credit of $600,000 and $500,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 2004.

6  OVERDRAFT ADVANCES
   Pursuant to the custodian agreement between the Portfolios and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft by the Portfolios, the Portfolios are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At August 31, 2004, the Oregon Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $53,078.

7  FINANCIAL INSTRUMENTS
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at August 31, 2004, is as follows:

   FUTURES CONTRACTS
   ------------------------------------------------------------------------------------------------------------------------
                                                                                                             NET UNREALIZED
                   EXPIRATION                                             AGGREGATE                           APPRECIATION
   PORTFOLIO       DATE        CONTRACTS                    POSITION        COST                VALUE        (DEPRECIATION)
   ------------------------------------------------------------------------------------------------------------------------
   Alabama         12/04       123 U.S. Treasury Bond       Short     $    (13,550,946)    $    (13,691,437)  $   (140,491)
   -----------------------------------------------------------------------------------------------------------------------
   Arkansas        12/04       75 U.S. Treasury Bond        Short     $     (8,351,048)    $     (8,348,437)  $      2,611
                   12/04       85 U.S. Treasury Note        Short           (9,501,709)          (9,546,562)       (44,853)
   -----------------------------------------------------------------------------------------------------------------------
   Georgia         12/04       106 U.S. Treasury Bond       Short     $    (11,720,753)    $    (11,799,125)  $    (78,372)
   -----------------------------------------------------------------------------------------------------------------------
   Kentucky        12/04       129 U.S. Treasury Bond       Short     $    (14,212,655)    $    (14,359,313)  $   (146,658)
   -----------------------------------------------------------------------------------------------------------------------
   Louisiana       12/04       40 U.S. Treasury Bond        Short     $     (4,412,955)    $     (4,452,500)  $    (39,545)
   -----------------------------------------------------------------------------------------------------------------------
   Maryland        12/04       178 U.S. Treasury Bond       Short     $    (19,613,954)    $    (19,813,625)  $   (199,671)
   -----------------------------------------------------------------------------------------------------------------------
   Missouri        12/04       96 U.S. Treasury Bond        Short     $    (10,615,420)    $    (10,686,000)  $    (70,580)
   -----------------------------------------------------------------------------------------------------------------------
   North Carolina  12/04       150 U.S. Treasury Bond       Short     $    (16,702,097)    $    (16,696,875)  $      5,222
                   12/04       150 U.S. Treasury Note       Short          (16,767,721)         (16,846,875)       (79,154)
   -----------------------------------------------------------------------------------------------------------------------
   Oregon          12/04       200 U.S. Treasury Bond       Short     $    (22,269,462)    $    (22,262,500)  $      6,962
                   12/04       100 U.S. Treasury Note       Short          (11,178,481)         (11,231,250)       (52,769)
   -----------------------------------------------------------------------------------------------------------------------
   South Carolina  12/04       120 U.S. Treasury Bond       Short     $    (13,264,177)    $    (13,357,500)  $    (93,323)
   -----------------------------------------------------------------------------------------------------------------------
   Tennessee       12/04       94 U.S. Treasury Bond        Short     $    (10,394,866)    $    (10,463,375)  $    (68,509)
   -----------------------------------------------------------------------------------------------------------------------
   Virginia        12/04       165 U.S. Treasury Bond       Short     $    (18,529,686)    $    (18,366,562)  $   (163,124)

   At August 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At August 31, 2004, the Arkansas Portfolio, the North Carolina Portfolio, and the Oregon Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make bi-annual payments at a fixed rate equal to 5.1225% on the notional amounts of $2,000,000, $6,000,000, and $1,000,000, respectively. In exchange, the
   Portfolios receive payments at a rate equal to the USD-LIBOR on the same notional amounts. The value of the contracts, which terminate February 7, 2015, are recorded as a payable for open swap contracts on the Arkansas Portfolio, the North Carolina Portfolio, and the Oregon Portfolio of $55,822, $167,467, and $27,911, respectively at August 31, 2004.

EATON VANCE MUNICIPALS PORTFOLIOS as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the "Portfolios") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2004 and 2003 and supplementary data for each of the years in the five year period ended August 31, 2004. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2004, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 21, 2004

EATON VANCE MUNICIPALS FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), Alabama Municipals Portfolio (ALP), Arkansas Municipals Portfolio (ARP), Georgia Municipals Portfolio (GAP), Kentucky Municipals Portfolio (KYP), Louisiana Municipals Portfolio (LAP), Maryland Municipals Portfolio (MDP), Missouri Municipals Portfolio (MOP), North Carolina Municipals Portfolio (NCP), Oregon Municipals Portfolio (ORP), South Carolina Municipals Portfolio (SCP), Tennessee Municipals Portfolio (TNP) and Virginia Municipals Portfolio (VAP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                           POSITION(S)            TERM OF                                   NUMBER OF PORTFOLIOS
                            WITH THE             OFFICE AND                                   IN FUND COMPLEX
    NAME AND                TRUST AND            LENGTH OF          PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER
  DATE OF BIRTH          THE PORTFOLIOS           SERVICE           DURING PAST FIVE YEARS      TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes            Trustee and          Trustee and         Chairman, President           195             Director of EVC
11/9/41                   Vice President   Vice President of the    and Chief Executive
                                          Trust since 1985; of the  Officer of BMR, EVC,
                                           Portfolios since 1992    EVM and EV; Director
                                                                    of EV; Vice President
                                                                    and Director of EVD.
                                                                    Trustee and/or
                                                                    officer of
                                                                    195 registered
                                                                    investment companies
                                                                    in the Eaton Vance
                                                                    Fund Complex.
                                                                    Mr. Hawkes is
                                                                    an interested person
                                                                    because of his
                                                                    positions with BMR,
                                                                    EVM, EVC and EV,
                                                                    which are affiliates
                                                                    of the Trust and the
                                                                    Portfolios.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee     Trustee of the Trust since Jacob H. Schiff               195               Director of
2/23/35                                   1986; of ALP, GAP, KYP,   Professor of                                   Tiffany & Co.
                                            MDP, MOP, NCP, ORP,     Investment Banking                              (specialty
                                             TNP and VAP since      Emeritus, Harvard                             retailer) and
                                           1992; of ARP, LAP and    University Graduate                             Telect, Inc.
                                               SCP since 1993       School of Business                           (telecommunication
                                                                    Administration.                               services company)

William H. Park              Trustee             Since 2003         President and Chief           194                 None
9/19/47                                                             Executive Officer,
                                                                    Prizm Capital
                                                                    Management, LLC
                                                                    (investment
                                                                    management firm)
                                                                    (since 2002).
                                                                    Executive Vice
                                                                    President and Chief
                                                                    Financial Officer,
                                                                    United Asset
                                                                    Management
                                                                    Corporation (a
                                                                    holding company
                                                                    owning institutional
                                                                    investment management
                                                                    firms) (1982-2001).

Ronald A. Pearlman           Trustee             Since 2003         Professor of Law,             194                 None
7/10/40                                                             Georgetown University
                                                                    Law Center (since
                                                                    1999). Tax Partner,
                                                                    Covington & Burling,
                                                                    Washington, DC
                                                                    (1991-2000).

Norton H. Reamer             Trustee     Trustee of the Trust since President, Chief              195                 None
9/21/35                                   1985; of ALP, GAP, KYP,   Executive Officer and
                                            MDP, MOP, NCP, ORP,     a Director of Asset
                                             TNP and VAP since      Management Finance
                                           1992; of ARP, LAP and    Corp. (a specialty
                                               SCP since 1993       finance company
                                                                    serving the
                                                                    investment management
                                                                    industry) (since
                                                                    October 2003).
                                                                    President, Unicorn
                                                                    Corporation (an
                                                                    investment and
                                                                    financial advisory
                                                                    services company)
                                                                    (since September
                                                                    2000). Formerly,
                                                                    Chairman, Hellman,
                                                                    Jordan Management
                                                                    Co., Inc. (an
                                                                    investment management
                                                                    company) (2000-
                                                                    2003). Formerly,
                                                                    Advisory Director of
                                                                    Berkshire Capital
                                                                    Corporation
                                                                    (investment banking
                                                                    firm) (2002-2003).
                                                                    Formerly Chairman of
                                                                    the Board, United
                                                                    Asset Management
                                                                    Corporation (a
                                                                    holding company
                                                                    owning institutional
                                                                    investment management
                                                                    firms) and Chairman,
                                                                    President and
                                                                    Director, UAM Funds
                                                                    (mutual funds)
                                                                    (1980-2000).

                           POSITION(S)            TERM OF                                   NUMBER OF PORTFOLIOS
                            WITH THE             OFFICE AND                                   IN FUND COMPLEX
    NAME AND                TRUST AND            LENGTH OF          PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER
  DATE OF BIRTH          THE PORTFOLIOS           SERVICE           DURING PAST FIVE YEARS      TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
(CONTINUED)

Lynn A. Stout                Trustee             Since 1998         Professor of Law,             195                 None
9/14/57                                                             University of
                                                                    California at Los
                                                                    Angeles School of Law
                                                                    (since July 2001).
                                                                    Formerly, Professor
                                                                    of Law, Georgetown
                                                                    University Law
                                                                    Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                  TERM OF
                              WITH THE                  OFFICE AND
     NAME AND                TRUST AND                   LENGTH OF                     PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            THE PORTFOLIOS                 SERVICE                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President                  Since 1993             Vice President of EVM and BMR. Officer
8/20/43                                                                         of 124 registered investment companies
                                                                                managed by EVM or BMR.

William H. Ahern, Jr.   Vice President of the   Vice President of the Trust     Vice President of EVM and BMR. Officer
7/28/59                    Trust, ALP, KYP      since 2004; ALP since 1997;     of 77 registered investment companies
                               and MDP           of KYP since 1998; of MDP      managed by EVM or BMR.
                                                         since 2000

Craig R. Brandon          Vice President of              Since 2004             Vice President of EVM and BMR. Officer
12/31/66                      the Trust                                         of 44 registered investment companies
                                                                                managed by EVM or BMR.

Cynthia J. Clemson      Vice President of the   Vice President of the Trust     Vice President of EVM and BMR. Officer
3/2/63                      Trust, GAP, MOP      since 2004; of GAP, MOP        of 84 registered investment companies
                               and TNP             and TNP since 1995           managed by EVM or BMR.


Robert B. MacIntosh         Vice President               Since 1993             Vice President of EVM and BMR. Officer
1/22/57                                                                         of 124 registered investment companies
                                                                                managed by EVM or BMR.

Thomas M. Metzold        Vice President of the  Vice President of the Trust     Vice President of EVM and BMR. Officer
8/3/58                     Trust, ARP, NCP      and NCP since 2004; of ARP      of 48 registered investment companies
                               and ORP             since 2000; of ORP           managed by EVM or BMR.
                                                        since 1996

Alan R. Dynner                Secretary                  Since 1997             Vice President, Secretary and Chief
10/10/40                                                                        Legal Officer of BMR, EVM, EVD, EV and
                                                                                EVC. Officer of 195 registered investment
                                                                                companies managed by EVM or BMR.

Kristin S. Anagnost     Treasurer of LAP, MOP,         Since 2002(2)            Assistant Vice President of EVM and BMR.
6/12/65                      ORP and TNP                                        Officer of 107 registered investment
                                                                                companies managed by EVM or BMR.

Barbara E. Campbell     Treasurer of ALP, ARP,         Since 2002(2)            Vice President of EVM and BMR. Officer
6/19/57                  GAP, KYP, MDP, NCP,                                    of 195 registered investment companies
                             SCP and VAP                                        managed by EVM or BMR.

James L. O'Connor       Treasurer of the Trust           Since 1989             Vice President of BMR, EVM and EVD.
4/1/45                                                                          Officer of 116 registered investment
                                                                                companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2003, and August 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                        08/31/03                       08/31/04
-------------------------------------------------------------------------------------------------------------
Audit Fees                                      $ 17,510                        $ 18,025

Audit-Related Fees(1)                           $      0                        $      0

Tax Fees(2)                                     $  4,000                        $  4,100

All Other Fees(3)                               $      0                        $      0
                                                -------------------------------------------------------------

Total                                           $ 21,510                        $ 22,125
                                                =============================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended August 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 examination of management's assertion that Eaton Vance Management has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(cc) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                        08/31/03                       08/31/04
-------------------------------------------------------------------------------------------------------------
Registrant                                      $   4,000                       $   4,100

Eaton Vance (1)                                 $ 435,295                       $ 291,084

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS


Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KENTUCKY MUNICIPALS PORTFOLIO


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       -----------------------
       Barbara E. Campbell
       Treasurer


Date:  October 21, 2004


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 21, 2004